Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023
Statement of cash flows [abstract]
Net loss	$ (3,975,851)	$ (3,857,679)
Adjustments for:
Amortization of intangible assets	4,975	9,823
Amortization of right-of-use asset	26,789
Interest on lease liability	2,682
Depreciation of property and equipment	3,813	2,895
Exchange rate differences	(77)
Changes in fair value of warrants	360,557
Share-based compensation	246,446	595,303
Unrealized loss on short-term investment	58,749	95,812
Tax expenses	12,650
Movements in working capital:
Increase in other receivables	(100,197)	(62,806)
Decrease (increase) in prepaid expenses	(249,028)	87,373
Decrease in accounts payable and accrued liabilities	(405,984)	(145,085)
Increase (decrease) in due to related parties	(158,173)	18,287
Net cash used in operating activities	(4,172,649)	(3,256,077)
Financing activities
Proceeds from issuance of shares, net of issuance costs (Note 6c (i))	6,363,906
Proceeds from issuance of shares, pre-funded warrants and warrants, net of issuance costs (Note 6c (iii))	2,957,890
Proceeds from issuance of shares and warrants, net of issuance costs (Note 6d (iii))		629,007
Repayment of lease liabilities	(30,984)
Net cash provided by financing activities	9,290,812	629,007
Effect of foreign exchange rate changes on cash and cash equivalents	(1,233)	213
Net increase (decrease) in cash and cash equivalents	5,116,930	(2,626,857)
Cash and cash equivalents at beginning of period	128,777	3,369,798	$ 742,941
Cash and cash equivalents at end of period	5,245,707	742,941	$ 5,245,707
Supplementary disclosure of cash flow information:
Cash received for interest	26,663
Non-cash financing and investing activities
Derivative liability converted to equity (Note 6c(i))	290,569
Units issued for short-term investment		$ 223,904